ORDINARY SHARES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
ORDINARY SHARES

12. ORDINARY SHARES

Prior to the Reorganization, MFL was previously owned by Grand Ahead Finance Limited. On February 17, 2023, Grand Ahead Finance Limited transferred 100% of the equity interest with 1,000,000 shares in MFL to Mr. Cheung Kam Fai (“Mr. Cheung”) and MFL was then wholly owned by Mr. Cheung. Mr. Cheung contributed additional capital to MFL on February 20, 2023 and July 26, 2023 in the amount of HK$15,000,000 each, and subsequently reduced the capital of MFL on January 30, 2024, April 9, 2024 and July 2, 2024 by HK$15,000,000, HK$8,000,000 and HK$7,000,000, respectively. As of July 2, 2024, the share capital of MFL was amounting to HK$100,000,000.

On October 4, 2024, Mr. Cheung transferred 100% of the equity interest in MFL to NW with a consideration of HK$1. Following this transfer, the shareholding structure of NW underwent several changes during 2024 and 2025. For the purpose of the Reorganization, the shareholding structure of NW immediately prior to the completion of the Reorganization was as follows: Zhang Jia Ling Co., Limited (22.80%), Zhao Xinjie Co., Ltd (5.00%), and 22 other minority shareholders each holding between approximately 0.95% and 4.74%, including Mr. Cheung who held 4.74%. No individual shareholder held a controlling interest in NW.

On May 6, 2025, MFL issued 100,000 ordinary shares at HK$100 each to its holding company, NW, resulting in total cash proceeds of HK$10,000,000. As a result, MFL’s total issued share capital increased from HK$100,000,000 to HK$110,000,000.

Pursuant to the Reorganization to rationalize the structure of MFG and its subsidiaries in preparation for the listing of the shares, NW completed a capital increase on May 13, 2025, whereby the existing shareholders allotted 9,000 ordinary shares at nil consideration, and issued 1,000 ordinary shares to a new shareholder at a consideration of HK$10,000,000, resulting in a total of 20,000 ordinary shares in issue.

On March 28, 2025, MFG was incorporated as a limited liability company in the Cayman Islands. MFG became the holding company of the Group on October 16, 2025, pursuant to the Reorganization described in Note 1. In connection with the Reorganization, 400,000,000 authorized shares of MFG were designated as Class A ordinary shares of a par value of US$0.0001 each, 90,000,000 authorized shares were designated as Class B ordinary shares of a par value of US$0.0001 each, and 10,000,000 authorized shares were designated as preference shares of a par value of US$0.0001 each. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to twenty votes. Prior to the completion of the Reorganization, the share capital of MFG underwent several changes. On March 28, 2025, MFG issued and subsequently repurchased 1 Class B ordinary share. On April 15, 2025, MFG issued and repurchased 4,799,999 Class B ordinary shares and issued 15,200,000 Class A ordinary shares. On June 6, 2025, MFG issued an additional 5,852,632 Class A ordinary shares. These issuances, together with the 21,052,632 Class A ordinary shares issued as consideration for the acquisition of NW on October 16, 2025, resulted in a total of 42,105,264 issued and outstanding ordinary shares upon completion of the Reorganization.

In connection with the Reorganization, the ordinary shares as of December 31, 2023, 2024 and 2025 have been retroactively restated to reflect the historical equity movements of MFG, so that the consolidated statements of change in shareholders’ equity is presented on a consistent basis as if the Reorganization had occurred at the beginning of the earliest period presented.

Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
ORDINARY SHARES

NOTE 8 — SHAREHOLDERS’ EQUITY

Preferred Shares — The Company is authorized to issue 2,000,000 shares of preferred shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2026 and December 31, 2025, there were no shares of preferred shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share. Holders of ordinary shares were entitled to one vote for each share. As of March 31, 2026 and December 31, 2025, there were 1,830,000 ordinary shares issued and outstanding (excluding 3,458,092 shares subject to possible redemption), consisting of 1,500,000 Founder Shares, 100,000 EBC Founder Shares, and 230,000 Private Placement Units. (See Note 4 and Note 5 for further details).

Rights — Except in cases where the Company is not the surviving company in a business combination, each holder of a right will automatically receive one-tenth (1/10) of one ordinary share upon consummation of the initial business combination. The Company will not issue fractional shares in connection with an exchange of rights. Fractional shares will either be rounded down to the nearest whole share or otherwise addressed in accordance with the applicable provisions of Cayman law. In the event the Company is not the surviving company upon completion of the initial business combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-tenth (1/10) of one ordinary share underlying each right upon consummation of the business combination. If the Company is unable to complete the initial business combination within the required time period and the Company will redeem the public shares for the funds held in the trust account, holders of rights will not receive any of such funds for their rights and the rights will expire worthless.

Other - Contribution for transaction costs

Pursuant to the Merger Agreement, as describe in Note 1, the agreement provides under section 5.20, “Fees and Expenses,” that all fees and expenses incurred by the Parties in connection with this Agreement and the Transactions shall be paid by MFG and North Water.

During the three months ended March 31, 2026, MFG paid $223,891 of the Company’s transaction expenses directly on our behalf for which there is no obligation of repayment, and are recognized as capital contributions to the Company.

NOTE 8 — SHAREHOLDERS’ EQUITY

Preferred Shares — The Company is authorized to issue 2,000,000 shares of preferred shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2025 and 2024, there were no shares of preferred shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share. Holders of ordinary shares were entitled to one vote for each share. As of December 31, 2025 and 2024, there were 1,830,000 ordinary shares issued and outstanding (excluding 6,000,000 shares subject to possible redemption), consisting of 1,500,000 Founder Shares, 100,000 EBC Founder Shares, and 230,000 Private Placement Units. (See Note 4 and Note 5 for further details).

Rights — Except in cases where the Company is not the surviving company in a business combination, each holder of a right will automatically receive one-tenth (1/10) of one ordinary share upon consummation of the initial business combination. The Company will not issue fractional shares in connection with an exchange of rights. Fractional shares will either be rounded down to the nearest whole share or otherwise addressed in accordance with the applicable provisions of Cayman law. In the event the Company is not the surviving company upon completion of the initial business combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-tenth (1/10) of one ordinary share underlying each right upon consummation of the business combination. If the Company is unable to complete the initial business combination within the required time period and the Company will redeem the public shares for the funds held in the trust account, holders of rights will not receive any of such funds for their rights and the rights will expire worthless.